December 31, 2000                         . Pacific Select Fund

                                          . Pacific Select Variable Annuity
                                            Separate Account of
                                            Pacific Life Insurance Company

                                          . Separate Account A of
                                            Pacific Life Insurance Company




                               Annual
                                  Reports

                                                                  PACIFIC SELECT

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND
        Chairman's Letter................................................... A-1

        Performance Discussion.............................................. A-2

        Independent Auditors' Report........................................ B-1

        Financial Statements:

          Statements of Assets and Liabilities.............................. B-2

          Statements of Operations.......................................... B-5

          Statements of Changes in Net Assets............................... B-8

        Financial Highlights................................................ C-1

        Schedules of Investments and Notes.................................. D-1

        Notes to Financial Statements....................................... E-1

        Special Meetings of Shareholders.................................... F-1


        PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

        Independent Auditors' Report........................................ G-1

        Financial Statements:

          Statement of Assets and Liabilities............................... G-2

          Statement of Operations........................................... G-5

          Statement of Changes in Net Assets................................ G-8

        Notes to Financial Statements....................................... H-1


        SEPARATE ACCOUNT A

        Independent Auditors' Report........................................ I-1

        Financial Statements:

          Statement of Assets and Liabilities............................... I-2

          Statement of Operations........................................... I-5

          Statement of Changes in Net Assets................................ I-8

        Notes to Financial Statements....................................... J-1

          Notes:

             Pacific Select Variable Annuity Contract Owners should refer to the Annual Reports for Pacific Select Fund and Pacific Select Variable Annuity Separate Account.

             Separate Account A Contract Owners should refer to the Annual Reports for Pacific Select Fund and Separate
          Account A.

                         INDEPENDENT AUDITORS' REPORT


The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Variable Annuity Separate Account (the "Separate Account") (comprised of the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value, Government Securities, Managed Bond, Money Market, High Yield Bond and Large-Cap Value Variable Accounts) as of December 31, 2000 and the related statement of operations for the year then ended (as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts, for each of the periods from commencement of operations through December 31, 2000) and statement of changes in net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the year ended December 31, 2000, and for each of the periods from commencement of operations through December 31, 1999, and as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts, for each of the periods from commencement of operations through December 31, 2000). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 2001

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
(In thousands)

                         Aggressive Emerging Diversified  Small-Cap  International            I-Net     Multi-
                           Equity   Markets   Research     Equity      Large-Cap    Equity  Tollkeeper Strategy
                          Variable  Variable  Variable    Variable     Variable    Variable  Variable  Variable
                          Account   Account    Account   Account (1)    Account    Account   Account   Account
                         --------------------------------------------------------------------------------------
ASSETS
Investments:
 Aggressive Equity
 Portfolio..............  $113,175
 Emerging Markets
 Portfolio..............            $55,189
 Diversified Research
 Portfolio..............                       $25,491
 Small-Cap Equity
 Portfolio (1)..........                                   $66,424
 International Large-Cap
 Portfolio..............                                                $89,980
 Equity Portfolio.......                                                           $275,637
 I-Net Tollkeeper
 Portfolio..............                                                                     $20,196
 Multi-Strategy
 Portfolio..............                                                                               $204,615

Receivables:
 Fund shares redeemed...       179      158        124         125          124          42      144         46
                         --------------------------------------------------------------------------------------
Total Assets............   113,354   55,347     25,615      66,549       90,104     275,679   20,340    204,661
                         --------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......       179      158        124         125          124          42      144         46
                         --------------------------------------------------------------------------------------
Total Liabilities.......       179      158        124         125          124          42      144         46
                         --------------------------------------------------------------------------------------
NET ASSETS..............  $113,175  $55,189    $25,491     $66,424      $89,980    $275,637  $20,196   $204,615
                         --------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............    10,211    8,196      2,320       3,134       11,474      10,552    2,977     13,291
                         --------------------------------------------------------------------------------------
Cost of Investments.....  $109,548  $68,493    $25,194     $75,564     $103,648    $233,064  $28,465   $190,400
                         --------------------------------------------------------------------------------------

(1) Formerly named Growth Portfolio and Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                          Equity  Strategic                       Mid-Cap   Equity  Small-Cap
                          Income    Value   Growth LT  Focused 30  Value    Index     Index     REIT
                         Variable Variable   Variable   Variable  Variable Variable Variable  Variable
                         Account   Account   Account    Account   Account  Account   Account  Account
                         -----------------------------------------------------------------------------
ASSETS
Investments:
 Equity Income
 Portfolio.............. $656,715
 Strategic Value
 Portfolio..............           $10,888
 Growth LT Portfolio....                    $1,066,093
 Focused 30 Portfolio...                                $11,163
 Mid-Cap Value
 Portfolio..............                                          $82,069
 Equity Index Portfolio.                                                   $728,104
 Small-Cap Index
 Portfolio..............                                                             $27,615
 REIT Portfolio.........                                                                      $39,484

Receivables:
 Due from Pacific Life
 Insurance Company......               283                            332                         156
 Fund shares redeemed...       80                  313       28                  99      157
                         -----------------------------------------------------------------------------
Total Assets............  656,795   11,171   1,066,406   11,191    82,401   728,203   27,772   39,640
                         -----------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......       80                  313       28                  99      157
 Fund shares purchased..               283                            332                         156
                         -----------------------------------------------------------------------------
Total Liabilities.......       80      283         313       28       332        99      157      156
                         -----------------------------------------------------------------------------
NET ASSETS.............. $656,715  $10,888  $1,066,093  $11,163   $82,069  $728,104  $27,615  $39,484
                         -----------------------------------------------------------------------------
Shares Owned in each
Portfolio...............   27,997    1,115      34,057    1,358     6,360    21,339    2,481    3,227
                         -----------------------------------------------------------------------------
Cost of Investments..... $575,690  $11,047    $641,408  $13,333   $71,075  $450,742  $25,547  $34,849
                         -----------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                         International Government Managed   Money   High Yield Large-Cap
                             Value     Securities   Bond    Market     Bond      Value
                           Variable     Variable  Variable Variable  Variable  Variable
                          Account (1)   Account   Account  Account   Account    Account
                         ---------------------------------------------------------------
ASSETS
Investments:
 International Value
 Portfolio (1)..........   $549,949
 Government Securities
 Portfolio..............                $162,871
 Managed Bond Portfolio.                          $439,298
 Money Market Portfolio.                                   $217,056
 High Yield Bond
 Portfolio..............                                             $155,293
 Large-Cap Value
 Portfolio..............                                                        $55,854

Receivables:
 Due from Pacific Life
 Insurance Company......                      43       206   11,186                 210
 Fund shares redeemed...     10,455                                     1,738
                         ---------------------------------------------------------------
Total Assets............    560,404      162,914   439,504  228,242   157,031    56,064
                         ---------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......     10,455                                     1,738
 Fund shares purchased..                      43       206   11,186                 210
                         ---------------------------------------------------------------
Total Liabilities.......     10,455           43       206   11,186     1,738       210
                         ---------------------------------------------------------------
NET ASSETS..............   $549,949     $162,871  $439,298 $217,056  $155,293   $55,854
                         ---------------------------------------------------------------
Shares Owned in each
Portfolio...............     34,677       15,257    40,613   21,512    20,177     4,434
                         ---------------------------------------------------------------
Cost of Investments.....   $511,643     $158,049  $432,823 $216,424  $183,071   $51,353
                         ---------------------------------------------------------------

(1) Formerly named International Portfolio and International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                         Aggressive Emerging  Diversified  Small-Cap  International              I-Net     Multi-
                           Equity   Markets    Research     Equity      Large-Cap    Equity   Tollkeeper  Strategy
                          Variable  Variable   Variable    Variable     Variable    Variable   Variable   Variable
                          Account   Account   Account (1) Account (2)  Account (1)  Account   Account (1) Account
                         -----------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............    $4,851       $42       $72       $6,420          $76     $25,300              $23,405

EXPENSES
 Mortality and expense
 risk fees..............     1,796     1,007       179          913          715       4,591       $184     2,863
                         -----------------------------------------------------------------------------------------
Net Investment Income
(Loss)..................     3,055      (965)     (107)       5,507         (639)     20,709       (184)   20,542
                         -----------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........     2,509    (2,559)     (292)      (6,242)      (1,221)       (327)      (687)     (361)
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (38,503)  (29,341)      297      (22,203)     (13,668)   (119,731)    (8,269)  (21,052)
                         -----------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........   (35,994)  (31,900)        5      (28,445)     (14,889)   (120,058)    (8,956)  (21,413)
                         -----------------------------------------------------------------------------------------
NET DECREASE IN NET
ASSETS RESULTING FROM
OPERATIONS..............  ($32,939) ($32,865)    ($102)    ($22,938)    ($15,528)   ($99,349)   ($9,140)    ($871)
                         -----------------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                             Equity    Strategy                          Mid-Cap    Equity   Small-Cap
                             Income      Value    Growth LT  Focused 30   Value     Index      Index     REIT
                            Variable   Variable   Variable    Variable   Variable  Variable  Variable  Variable
                            Account   Account (1)  Account   Account (1) Account   Account    Account  Account
                            -----------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends................   $70,064       $18     $221,507        $54      $734    $17,114      $472   $1,292

EXPENSES
 Mortality and expense
 risk fees................     9,250        32       17,693         36       588     10,278       389      329
                            -----------------------------------------------------------------------------------
Net Investment Income
(Loss)....................    60,814       (14)     203,814         18       146      6,836        83      963
                            -----------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss)
 from security
 transactions.............      (641)     (113)       7,974       (244)     (342)    14,006    (2,055)    (190)
 Net unrealized
 appreciation
 (depreciation) on
 investments..............  (117,779)     (159)    (531,324)    (2,170)   11,216   (107,273)   (1,327)   6,238
                            -----------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss) on
Investments...............  (118,420)     (272)    (523,350)    (2,414)   10,874    (93,267)   (3,382)   6,048
                            -----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS................  ($57,606)    ($286)   ($319,536)   ($2,396)  $11,020   ($86,431)  ($3,299)  $7,011
                            -----------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                            International Government Managed    Money   High Yield Large-Cap
                                Value     Securities   Bond     Market     Bond      Value
                              Variable     Variable  Variable  Variable  Variable  Variable
                             Account (1)   Account   Account   Account   Account    Account
                            ----------------------------------------------------------------
INVESTMENT INCOME
 Dividends................     $19,415      $8,573   $25,131   $12,944   $17,385      $544

EXPENSES
 Mortality and expense
 risk fees................       7,905       1,878     4,948     2,737     2,260       458
                            ----------------------------------------------------------------
Net Investment Income.....      11,510       6,695    20,183    10,207    15,125        86
                            ----------------------------------------------------------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain (loss)
 from security
 transactions.............       9,431      (1,976)   (4,317)       60   (11,867)      628
 Net unrealized
 appreciation
 (depreciation) on
 investments..............    (103,253)     10,355    23,404       162   (11,936)    3,883
                            ----------------------------------------------------------------
Net Realized and
 Unrealized Gain (Loss) on
 Investments..............     (93,822)      8,379    19,087       222   (23,803)    4,511
                            ----------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING
 FROM OPERATIONS..........   ($82,312)    $15,074   $39,270   $10,429   ($8,678)   $4,597
                            ----------------------------------------------------------------

(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                           Aggressive Emerging  Diversified   Small-Cap   International              I-Net     Multi-
                             Equity   Markets     Research      Equity      Large-Cap    Equity   Tollkeeper  Strategy
                            Variable  Variable    Variable     Variable     Variable    Variable   Variable   Variable
                            Account   Account   Account (1)  Account (2)  Account (1)   Account   Account (1) Account
                           -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss)..................     $3,055    ($965)      ($107)      $5,507         ($639)    $20,709      ($184)   $20,542
 Net realized gain (loss)
 from security
 transactions............      2,509   (2,559)       (292)      (6,242)       (1,221)       (327)      (687)      (361)
 Net unrealized
 appreciation
 (depreciation) on
 investments ............    (38,503) (29,341)        297      (22,203)      (13,668)   (119,731)    (8,269)   (21,052)
                           -------------------------------------------------------------------------------------------
Net Decrease in Net
Assets Resulting from
Operations...............    (32,939) (32,865)       (102)     (22,938)      (15,528)    (99,349)    (9,140)      (871)
                           -------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums................      7,247    3,529       1,625        5,053         5,018      13,640      2,702      5,311
 Transfers between
 variable accounts, net..    (21,837)  (7,087)     25,196       49,148       103,762      (1,531)    27,218    (32,191)
 Transfers--policy
 charges and deductions..     (1,238)    (881)       (163)      (1,192)         (748)     (4,464)      (102)    (3,727)
 Transfers--surrenders...     (9,329)  (3,899)     (1,067)      (6,755)       (2,519)    (25,237)      (586)   (21,013)
 Transfers--other........         (6)      19           2           34            (5)        (25)       104         (5)
                           -------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy Transactions.    (25,163)  (8,319)     25,593       46,288       105,508     (17,617)    29,336    (51,625)
                           -------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS............    (58,102) (41,184)     25,491       23,350        89,980    (116,966)    20,196    (52,496)
                           -------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year.......    171,277   96,373                   43,074                   392,603               257,111
                           -------------------------------------------------------------------------------------------
 End of Year.............   $113,175  $55,189     $25,491      $66,424       $89,980    $275,637    $20,196   $204,615
                           -------------------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                            Equity  Strategic                          Mid-Cap    Equity   Small-Cap
                            Income    Value     Growth LT  Focused 30   Value     Index      Index     REIT
                           Variable  Variable    Variable   Variable   Variable  Variable  Variable  Variable
                           Account  Account (1)  Account  Account (1)  Account   Account    Account  Account
                           ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss)..................   $60,814      ($14)   $203,814       $18      $146     $6,836       $83     $963
 Net realized gain (loss)
 from security
 transactions............      (641)     (113)      7,974      (244)     (342)    14,006    (2,055)    (190)
 Net unrealized
 appreciation
 (depreciation) on
 investments ............  (117,779)     (159)   (531,324)   (2,170)   11,216   (107,273)   (1,327)   6,238
                           ---------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations..........   (57,606)     (286)   (319,536)   (2,396)   11,020    (86,431)   (3,299)   7,011
                           ---------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums................    23,607       211      46,767       469     4,028     28,659     2,214    2,297
 Transfers between
 variable accounts, net..   (31,671)   11,314      (9,578)   13,405    41,062    (21,915)    3,738   15,173
 Transfers--policy
 charges and deductions..   (10,230)     (171)    (19,329)      (56)     (545)    (9,815)     (324)    (326)
 Transfers--surrenders...   (54,990)     (179)   (110,802)     (230)   (2,697)   (58,536)   (1,945)  (1,653)
 Transfers--other........        29        (1)        127       (29)       15        (20)       (7)      17
                           ---------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy Transactions.   (73,255)   11,174     (92,815)   13,559    41,863    (61,627)    3,676   15,508
                           ---------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS............  (130,861)   10,888    (412,351)   11,163    52,883   (148,058)      377   22,519
                           ---------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year.......   787,576             1,478,444              29,186    876,162    27,238   16,965
                           ---------------------------------------------------------------------------------
 End of Year.............  $656,715   $10,888  $1,066,093   $11,163   $82,069   $728,104   $27,615  $39,484
                           ---------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                           International Government Managed    Money    High Yield Large-Cap
                               Value     Securities   Bond     Market      Bond      Value
                             Variable     Variable  Variable  Variable   Variable  Variable
                            Account (1)   Account   Account   Account    Account    Account
                           -----------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net Investment Income...     $11,510       $6,695   $20,183   $10,207    $15,125       $86
 Net realized gain (loss)
 from security
 transactions............       9,431       (1,976)   (4,317)       60    (11,867)      628
 Net unrealized
 appreciation
 (depreciation) on
 investments ............    (103,253)      10,355    23,404       162    (11,936)    3,883
                           -----------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations..........     (82,312)      15,074    39,270    10,429     (8,678)    4,597
                           -----------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums................      23,330        6,828    13,377    25,810      4,480     3,087
 Transfers between
 variable accounts, net..     (73,592)      (1,738)   42,704   (20,827)   (29,449)   16,431
 Transfers--policy
 charges and deductions..      (9,112)      (2,794)   (6,692)   (9,975)    (3,316)   (1,232)
 Transfers--surrenders...     (43,119)     (11,526)  (30,416)  (57,232)   (15,652)   (2,191)
 Transfers--other........          61            7       (29)      (13)        32       (17)
                           -----------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy Transactions..   (102,432)      (9,223)   18,944   (62,237)   (43,905)   16,078
                               -------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS............    (184,744)       5,851    58,214   (51,808)   (52,583)   20,675
                           -----------------------------------------------------------------

NET ASSETS
 Beginning of Year.......     734,693      157,020   381,084   268,864    207,876    35,179
                           -----------------------------------------------------------------
 End of Year.............    $549,949     $162,871  $439,298  $217,056   $155,293   $55,854
                           -----------------------------------------------------------------

(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                       Aggressive Emerging   Small-Cap             Multi-
                                         Equity   Markets     Equity     Equity   Strategy
                                        Variable  Variable   Variable   Variable  Variable
                                        Account   Account   Account (1) Account   Account
                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
 Net investment income
  (loss)....................             $11,838    ($675)     $2,340    $19,425   $19,508
 Net realized gain (loss)
  from security
  transactions..............                 186   (6,138)        911      1,347     1,542
 Net unrealized appreciation
  (depreciation) on
  investments...............              22,743   41,094       7,070     85,824    (5,575)
                                       -----------------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations.................              34,767   34,281      10,321    106,596    15,475
                                       -----------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums...               9,851    4,049         611     20,828    14,651
 Transfers between variable
  accounts, net (3).........               6,629   (5,033)     11,060    (12,934)  (31,764)
 Transfers--policy charges
  and deductions............              (1,509)  (1,041)       (658)    (3,747)   (4,085)
 Transfers--surrenders (3)..              (7,515)  (3,332)     (3,382)   (16,604)  (17,054)
 Transfers--other (3).......                   3      (31)          2         47        59
                                       -----------------------------------------------------
Net Increase (Decrease) in
 Net Assets Derived from
 Policy Transactions........               7,459   (5,388)      7,633    (12,410)  (38,193)
                                       -----------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS.................              42,226   28,893      17,954     94,186   (22,718)
                                       -----------------------------------------------------

NET ASSETS
 Beginning of Year..........             129,051   67,480      25,120    298,417   279,829
                                       -----------------------------------------------------
 End of Year................            $171,277  $96,373     $43,074   $392,603  $257,111
                                       -----------------------------------------------------

                                         Equity                 Mid-Cap      Equity
                                         Income   Growth LT      Value       Index
                                        Variable   Variable    Variable     Variable
                                        Account    Account    Account (2)   Account
                                       ----------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
 Net investment income
  (loss)....................             $59,909     $63,731      ($131)      $2,618
 Net realized gain (loss)
  from security
  transactions..............               3,688       7,190       (172)       5,531
 Net unrealized appreciation
  (depreciation) on
  investments...............              23,088     653,422       (223)     133,889
                                       ----------------------------------------------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations.................              86,685     724,343       (526)     142,038
                                       ----------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums...              40,452      53,529      2,923       42,843
 Transfers between variable
  accounts, net (3).........             (41,720)       (332)    27,479      (30,705)
 Transfers--policy charges
  and deductions............              (9,972)    (12,702)      (149)      (8,993)
 Transfers--surrenders (3)..             (43,649)    (53,432)      (516)     (40,918)
 Transfers--other (3).......                  72         101        (25)         117
                                       ----------------------------------------------
Net Increase (Decrease) in Net Assets
  Derived
 from Policy Transactions...             (54,817)    (12,836)    29,712      (37,656)
                                       ----------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS.................              31,868     711,507     29,186      104,382
                                       ----------------------------------------------

NET ASSETS
 Beginning of Year..........             755,708     766,937                 771,780
                                       ----------------------------------------------
 End of Year................            $787,576  $1,478,444    $29,186     $876,162
                                       ----------------------------------------------

(1) Formerly named Growth Variable Account.

(2) Operations commenced on January 4, 1999.

(3) Accounts have been reclassified to confirm with current year presentation.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                                    Inter-     Govern-                         High
                           Small-Cap               national      ment    Managed    Money     Yield     Large-Cap
                             Index       REIT        Value    Securities   Bond     Market     Bond       Value
                           Variable    Variable    Variable    Variable  Variable  Variable  Variable   Variable
                          Account (1) Account (1) Account (2)  Account   Account   Account   Account   Account (1)
                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss).................       $243        $506     $20,579      $7,318   $26,226    $7,846   $16,407      ($104)
 Net realized loss from
 security transactions..       (108)        (49)     (8,578)       (712)   (2,713)      (59)   (7,338)      (321)
 Net unrealized
 appreciation
 (depreciation) on
 investments............      3,395      (1,602)    120,690     (10,686)  (36,495)      484    (5,264)       618
                          ----------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........      3,530      (1,145)    132,691      (4,080)  (12,982)    8,271     3,805        193
                          ----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............      2,338       1,329      33,635       9,339    26,796    50,318    10,754      3,484
 Transfers between
 variable accounts,
 net (3)................     22,081      17,215       9,162      48,688   (17,288)   70,684   (29,077)    32,676
 Transfers--policy
 charges and
 deductions.............       (109)        (87)     (8,135)     (2,743)   (6,025)   (7,769)   (4,109)      (168)
 Transfers--
 surrenders (3).........       (599)       (354)    (32,310)     (8,793)  (19,956)  (39,021)  (13,262)      (979)
 Transfers--other (3) ..         (3)          7          33         (32)       20       (22)                 (27)
                          ----------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Derived from Policy
Transactions............     23,708      18,110       2,385      46,459   (16,453)   74,190   (35,694)    34,986
                          ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........     27,238      16,965     135,076      42,379   (29,435)   82,461   (31,889)    35,179
                          ----------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year......                            599,617     114,641   410,519   186,403   239,765
                          ----------------------------------------------------------------------------------------
 End of Year............    $27,238     $16,965    $734,693    $157,020  $381,084  $268,864  $207,876    $35,179
                          ----------------------------------------------------------------------------------------

(1) Operations commenced on January 4, 1999 for the Small-Cap Index and Large-Cap Value Variable Accounts and January 6, 1999 for the REIT Variable Account.

(2) Formerly named International Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Variable Annuity Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of twenty-two subaccounts called Variable
Accounts: the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity (formerly Growth), International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value (formerly International), Government Securities, Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts as of December 31, 2000. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections B through E of this report and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission five new Variable Accounts during 2000: the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value and Focused 30 Variable Accounts. The Diversified Research and International Large-Cap Variable Accounts commenced operations on January 3, 2000, the I-Net Tollkeeper Variable Account commenced operations on May 1, 2000, and the Strategic Value and Focused 30 Variable Accounts commenced operations on October 2, 2000.

 On September 22, 2000, the net assets of the Fund's Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Fund's Managed Bond Portfolio in exchange for shares of the Managed Bond Portfolio (the "reorganization"). In connection with the reorganization, a total of 3,955,969 outstanding accumulation units (valued at $61,865,021) of the Bond and Income Variable Account were exchanged for 3,106,729 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contracts"). The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates

 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 2000, the Fund declared dividends for each portfolio, except for the I-Net Tollkeeper Portfolio, invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT
 Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

 The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of December 31, 2000 were as follows (amounts in thousands):


                                                  Variable Accounts
                          -----------------------------------------------------------------------
                          Aggressive   Emerging  Diversified  Small-Cap  International
                            Equity     Markets   Research (1) Equity (2) Large-Cap (1)   Equity
                          -----------------------------------------------------------------------
Total cost of
investments at
beginning of year          $129,148     $80,336                $30,011                  $230,299
Add: Total net proceeds
from policy and M&E
transactions                 20,269      16,964    $30,152      74,116      $123,796      33,081
  Reinvested
  distributions from
  the Fund:
  (a) Net investment
      income                                 42         72         441            76          25
  (b) Net realized gain       4,851                              5,979                    25,275
                          -----------------------------------------------------------------------
            Sub-Total       154,268      97,342     30,224     110,547       123,872     288,680
Less:Cost of
 investments disposed
 during the year             44,720      28,849      5,030      34,983        20,224      55,616
                          -----------------------------------------------------------------------
Total cost of
investments at end of
year                        109,548      68,493     25,194      75,564       103,648     233,064
Add: Unrealized
appreciation
(depreciation)                3,627     (13,304)       297      (9,140)      (13,668)     42,573
                          -----------------------------------------------------------------------
Total market value of
investments at end of
year                       $113,175     $55,189    $25,491     $66,424       $89,980    $275,637
                          -----------------------------------------------------------------------

                            I-Net       Multi-     Equity     Strategic                 Focused
                        Tollkeeper (1) Strategy    Income     Value (1)    Growth LT     30 (1)
                        -------------------------------------------------------------------------
Total cost of
investments at
beginning of year                      $221,844   $588,774                  $522,435
Add: Total net proceeds
from policy and M&E
transactions                $33,721       2,622     25,939      13,242        83,005      14,923
  Reinvested
  distributions from
  the Fund:
  (a) Net investment
      income                              6,046      6,349          18         7,073          54
  (b) Net realized gain                  17,359     63,715                   214,434
                        -------------------------------------------------------------------------
            Sub-Total        33,721     247,871    684,777      13,260       826,947      14,977
Less: Cost of
investments disposed
during the year               5,256      57,471    109,087       2,213       185,539       1,644
                        -------------------------------------------------------------------------
Total cost of
investments at end of
year                        28,465     190,400    575,690      11,047       641,408      13,333
Add: Unrealized
appreciation
(depreciation)               (8,269)     14,215     81,025        (159)      424,685      (2,170)
                        -------------------------------------------------------------------------
Total market value of
investments at end of
year                        $20,196    $204,615   $656,715     $10,888    $1,066,093     $11,163
                        -------------------------------------------------------------------------

                         Mid-Cap       Equity    Small-Cap              International Government
                          Value        Index       Index       REIT       Value (2)   Securities
                        -------------------------------------------------------------------------
Total cost of
investments at
beginning of year           $29,409    $491,526    $23,843     $18,568      $593,133    $162,555
Add: Total net proceeds
from policy and M&E
transactions                 48,812      32,680     30,353      19,619       520,047      29,578
  Reinvested
  distributions from
  the Fund:
  (a) Net investment
      income                    266       7,847        322       1,278           818       8,573
  (b) Net realized gain         468       9,267        150          14        18,597
                        -------------------------------------------------------------------------
            Sub-Total        78,955     541,320     54,668      39,479     1,132,595     200,706
Less: Cost of
investments disposed
during the year               7,880      90,578     29,121       4,630       620,952      42,657
                        -------------------------------------------------------------------------
Total cost of
investments at end of
year                         71,075     450,742     25,547      34,849       511,643     158,049
Add: Unrealized
appreciation                 10,994     277,362      2,068       4,635        38,306       4,822
                        -------------------------------------------------------------------------
Total market value of
investments at end of
year                        $82,069    $728,104    $27,615     $39,484      $549,949    $162,871
                        -------------------------------------------------------------------------

                           Managed      Money    High Yield   Large-Cap
                            Bond        Market      Bond        Value
                        -----------------------------------------------
Total cost of
investments at
beginning of year          $398,013    $268,394   $223,719     $34,560
Add: Total net proceeds
from policy and M&E
transactions                 88,024     672,983     21,475      45,505
  Reinvested
  distributions from
  the Fund:
  (a) Net investment
      income                 25,131      12,944     17,385         388
  (b) Net realized gain                                            156
                        -----------------------------------------------
            Sub-Total       511,168     954,321    262,579      80,609
Less: Cost of
investments disposed
during the year              78,345     737,897     79,508      29,256
                        -----------------------------------------------
Total cost of
investments at end of
year                        432,823     216,424    183,071      51,353
Add: Unrealized
appreciation
(depreciation)                6,475         632    (27,778)      4,501
                        -----------------------------------------------
Total market value of
investments at end of
year                       $439,298    $217,056   $155,293     $55,854
                        -----------------------------------------------

--------------------
(1) Operations commenced during 2000 (See Note 1 to Financial Statements).

(2) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


6.  SELECTED ACCUMULATION UNIT ** INFORMATION

 Selected accumulation unit value and unit information as of December 31, 2000 were as follows:

                                        Accumulation
                                         Unit Value
-----------------------------------------------------------------------------------------
                                                                               Number of
                                                                                 Units
                                       At                  At End             Outstanding
                                   Beginning                 of                at End of
      Variable Accounts             of Year                 Year                 Year
-----------------------------------------------------------------------------------------
 Aggressive Equity                   $15.41                $12.01              9,422,973
-----------------------------------------------------------------------------------------
 Emerging Markets                     10.20                  6.48              8,517,382
-----------------------------------------------------------------------------------------
 Diversified Research (1)             10.00                 10.89              2,341,252
-----------------------------------------------------------------------------------------
 Small-Cap Equity (2)                 46.31                 35.48              1,871,933
-----------------------------------------------------------------------------------------
 International Large-Cap (1)          10.00                  7.75             11,607,071
-----------------------------------------------------------------------------------------
 Equity                               31.79                 23.50             11,731,131
-----------------------------------------------------------------------------------------
 I-Net Tollkeeper (1)                 10.00                  6.73              3,002,499
-----------------------------------------------------------------------------------------
 Multi-Strategy                       28.64                 28.50              7,178,463
-----------------------------------------------------------------------------------------
 Equity Income                        37.65                 34.69             18,931,253
-----------------------------------------------------------------------------------------
 Strategic Value (1)                  10.00                  9.75              1,116,642
-----------------------------------------------------------------------------------------
 Growth LT                            58.95                 45.59             23,385,761
-----------------------------------------------------------------------------------------
 Focused 30 (1)                       10.00                  8.23              1,355,586
-----------------------------------------------------------------------------------------
 Mid-Cap Value                        10.40                 12.83              6,398,398
-----------------------------------------------------------------------------------------
 Equity Index                         42.24                 37.84             19,239,348
-----------------------------------------------------------------------------------------
 Small-Cap Index                      11.79                 11.23              2,460,123
-----------------------------------------------------------------------------------------
 REIT                                  9.85                 12.92              3,056,220
-----------------------------------------------------------------------------------------
 International Value (2)              20.58                 18.00             30,546,006
-----------------------------------------------------------------------------------------
 Government Securities                18.01                 19.89              8,186,515
-----------------------------------------------------------------------------------------
 Managed Bond                         18.81                 20.72             21,204,577
-----------------------------------------------------------------------------------------
 Money Market                         13.77                 14.44             15,034,961
-----------------------------------------------------------------------------------------
 High Yield Bond                      22.99                 21.86              7,104,002
-----------------------------------------------------------------------------------------
 Large-Cap Value                      11.01                 12.54              4,455,808

** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                         INDEPENDENT AUDITORS' REPORT


The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Separate Account A (the "Separate Account") (comprised of the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value, Government Securities, Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts) as of December 31, 2000 and the related statement of operations for the year then ended (as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value and Focused 30 Variable Accounts, for each of the periods from commencement of operations through December 31, 2000) and statement of changes in net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the year ended December 31, 2000, and for each of the periods from commencement of operations through December 31, 1999, and as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value and Focused 30 Variable Accounts, for the periods from commencement of operations through December 31, 2000). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 2001

SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
(In thousands)

                         Aggressive Emerging Diversified  Small-Cap  International            I-Net     Multi-
                           Equity   Markets   Research     Equity      Large-Cap    Equity  Tollkeeper Strategy
                          Variable  Variable  Variable    Variable     Variable    Variable  Variable  Variable
                          Account   Account    Account   Account (1)    Account    Account   Account   Account
                         --------------------------------------------------------------------------------------
ASSETS

Investments:
 Aggressive Equity
 Portfolio..............  $277,166
 Emerging Markets
 Portfolio..............             $96,368
 Diversified Research
 Portfolio..............                      $112,988
 Small-Cap Equity
 Portfolio (1)..........                                  $209,135
 International Large-Cap
 Portfolio..............                                               $251,603
 Equity Portfolio.......                                                           $629,137
 I-Net Tollkeeper
 Portfolio..............                                                                      $89,901
 Multi-Strategy
 Portfolio..............                                                                               $335,413

Receivables:

 Due from Pacific Life
 Insurance Company......                                                              1,174        99       461
 Fund shares redeemed...     1,129     1,786       189         123        5,644
                         --------------------------------------------------------------------------------------
Total Assets............   278,295    98,154   113,177     209,258      257,247     630,311    90,000   335,874
                         --------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......     1,129     1,786       189         123        5,644
 Fund shares purchased..                                                              1,174        99       461
 Other liabilities......        19         6         6          13           14          38         4        19
                         --------------------------------------------------------------------------------------
Total Liabilities.......     1,148     1,792       195         136        5,658       1,212       103       480
                         --------------------------------------------------------------------------------------
NET ASSETS..............  $277,147   $96,362  $112,982    $209,122     $251,589    $629,099   $89,897  $335,394
                         --------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............    25,008    14,311    10,282       9,869       32,084      24,084    13,254    21,787
                         --------------------------------------------------------------------------------------
Cost of Investments.....  $298,525  $109,451  $112,051    $248,753     $279,392    $743,746  $125,955  $356,829
                         --------------------------------------------------------------------------------------

(1) Formerly named Growth Portfolio and Growth Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                           Equity   Strategic            Focused  Mid-Cap    Equity   Small-Cap
                           Income     Value   Growth LT     30     Value     Index      Index     REIT
                          Variable  Variable   Variable  Variable Variable  Variable  Variable  Variable
                          Account    Account   Account   Account  Account   Account    Account  Account
                          ------------------------------------------------------------------------------
ASSETS
Investments:
 Equity Income
 Portfolio.............. $1,014,239
 Strategic Value
 Portfolio..............             $31,051
 Growth LT Portfolio....                      $1,855,776
 Focused 30 Portfolio...                                 $36,650
 Mid-Cap Value
 Portfolio..............                                          $298,941
 Equity Index Portfolio.                                                   $1,218,179
 Small-Cap Index
 Portfolio..............                                                              $138,391
 REIT Portfolio.........                                                                        $116,093

Receivables:
 Due from Pacific Life
 Insurance Company......        633      103                 734       820        230                271
 Fund shares redeemed...                           2,660                                   754
                          ------------------------------------------------------------------------------
Total Assets............  1,014,872   31,154   1,858,436  37,384   299,761  1,218,409  139,145   116,364
                          ------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                           2,660                                   754
 Fund shares purchased..        633      103                 734       820        230                271
 Other liabilities......         56        2         109       2        18         69        8         6
                          ------------------------------------------------------------------------------
Total Liabilities.......        689      105       2,769     736       838        299      762       277
                          ------------------------------------------------------------------------------
NET ASSETS.............. $1,014,183  $31,049  $1,855,667 $36,648  $298,923 $1,218,110 $138,383  $116,087
                          ------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............     43,238    3,180      59,284   4,458    23,165     35,702   12,436     9,489
                          ------------------------------------------------------------------------------
Cost of Investments..... $1,118,231  $31,454  $2,010,334 $42,653  $258,875 $1,190,976 $134,217  $102,797
                          ------------------------------------------------------------------------------

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                         International Government Managed   Money   High Yield Large-Cap
                             Value     Securities   Bond    Market     Bond      Value
                           Variable     Variable  Variable Variable  Variable  Variable
                          Account (1)   Account   Account  Account   Account    Account
                         --------------------------------------------------------------
ASSETS
Investments:
 International Value
 Portfolio (1)..........   $796,533
 Government Securities
 Portfolio..............                $356,414
 Managed Bond Portfolio.                          $868,663
 Money Market Portfolio.                                   $727,821
 High Yield Bond
 Portfolio..............                                             $216,320
 Large-Cap Value
 Portfolio..............                                                       $290,770

Receivables:
 Due from Pacific Life
 Insurance Company......                   1,269       263   91,892       613     1,737
 Fund shares redeemed...     65,714
                         --------------------------------------------------------------
Total Assets............    862,247      357,683   868,926  819,713   216,933   292,507
                         --------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......     65,714
 Fund shares purchased..                   1,269       263   91,892       613     1,737
 Other liabilities......         38           19        62       38        14        15
                         --------------------------------------------------------------
Total Liabilities.......     65,752        1,288       325   91,930       627     1,752
                         --------------------------------------------------------------
NET ASSETS..............   $796,495     $356,395  $868,601 $727,783  $216,306  $290,755
                         --------------------------------------------------------------
Shares Owned in each
Portfolio...............     50,225       33,387    80,308   72,133    28,106    23,084
                         --------------------------------------------------------------
Cost of Investments.....   $753,932     $345,677  $860,946 $726,885  $236,206  $263,698
                         --------------------------------------------------------------

(1) Formerly named International Portfolio and International Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                          Aggressive Emerging  Diversified  Small-Cap  International               I-Net     Multi-
                            Equity   Markets    Research     Equity      Large-Cap    Equity    Tollkeeper  Strategy
                           Variable  Variable   Variable    Variable     Variable    Variable    Variable   Variable
                           Account   Account   Account (1) Account (2)  Account (1)   Account   Account (1) Account
                          ------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............     $8,689       $53      $292      $12,219         $216      $42,543              $31,283
                          ------------------------------------------------------------------------------------------
Total Investment Income.      8,689        53       292       12,219          216       42,543               31,283
                          ------------------------------------------------------------------------------------------

EXPENSES
 Mortality and expense
 risk fees and
 administrative fees....      3,758     1,499       679        2,191        1,868        9,052       $723     4,364
 Charges for Stepped-Up
 death benefit rider....         57        18        15           35           27          163         13        59
 Charges for Premier
 death benefit rider....         60        24        11           43           28          164         23        55
                          ------------------------------------------------------------------------------------------
Total Expenses..........      3,875     1,541       705        2,269        1,923        9,379        759     4,478
                          ------------------------------------------------------------------------------------------
Net Investment Income
(Loss)..................      4,814    (1,488)     (413)       9,950       (1,707)      33,164       (759)   26,805
                          ------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized loss from
 security transactions..     (8,340)  (12,385)     (676)     (30,810)      (7,952)     (14,124)    (1,514)   (2,634)
 Net unrealized
 appreciation
 (depreciation) on
 investments............    (63,262)  (34,422)      936      (42,793)     (27,789)    (228,837)   (36,053)  (26,393)
                          ------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on investments..........    (71,602)  (46,807)      260      (73,603)     (35,741)    (242,961)   (37,567)  (29,027)
                          ------------------------------------------------------------------------------------------
NET DECREASE IN NET
ASSETS RESULTING FROM
OPERATIONS..............   ($66,788) ($48,295)    ($153)    ($63,653)    ($37,448)   ($209,797)  ($38,326)  ($2,222)
                          ------------------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note I to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                             Equity    Strategic                         Mid-Cap    Equity    Small-Cap
                             Income      Value    Growth LT  Focused 30   Value      Index      Index      REIT
                            Variable   Variable   Variable    Variable   Variable  Variable   Variable   Variable
                            Account   Account (1)  Account   Account (1) Account    Account    Account   Account
                            -------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends................   $83,826       $53     $301,891       $167    $2,437     $23,227    $2,072    $3,541
                            -------------------------------------------------------------------------------------
Total Investment Income...    83,826        53      301,891        167     2,437      23,227     2,072     3,541
                            -------------------------------------------------------------------------------------

EXPENSES
 Mortality and expense
 risk fees and
 administrative fees......    12,789        87       27,537        102     2,187      15,802     1,688       915
 Charges for Stepped-Up
 death benefit rider......       179         2          478          2        40         202        32        13
 Charges for Premier death
 benefit rider............       174         2          487          2        43         207        41        13
                            -------------------------------------------------------------------------------------
Total Expenses............    13,142        91       28,502        106     2,270      16,211     1,761       941
                            -------------------------------------------------------------------------------------
Net Investment Income
(Loss)....................    70,684       (38)     273,389         61       167       7,016       311     2,600
                            -------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized loss from
 security transactions....    (3,115)     (200)     (99,958)      (269)     (500)     (6,870)   (5,836)     (334)
 Net unrealized
 appreciation
 (depreciation) on
 investments..............  (148,891)     (404)    (724,635)    (6,003)   38,689    (132,815)   (5,390)   15,127
                            -------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss) on
investments...............  (152,006)     (604)    (824,593)    (6,272)   38,189    (139,685)  (11,226)   14,793
                            -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS................  ($81,322)    ($642)   ($551,204)   ($6,211)  $38,356   ($132,669) ($10,915)  $17,393
                            -------------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note I to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                            International Government Managed    Money    High Yield Large-Cap
                                Value     Securities   Bond     Market      Bond      Value
                              Variable     Variable  Variable  Variable   Variable  Variable
                             Account (1)   Account   Account   Account    Account    Account
                            ----------------------------------------------------------------
INVESTMENT INCOME
 Dividends................     $21,846     $16,123   $42,271   $33,479    $19,196     $3,036
                            ----------------------------------------------------------------
Total Investment Income...      21,846      16,123    42,271    33,479     19,196      3,036
                            ----------------------------------------------------------------

EXPENSES
 Mortality and expense
 risk fees and
 administrative fees......      10,547       3,874     9,146     7,607      2,737      2,677
 Charges for Stepped-Up
 death benefit rider......         111          38        95       105         29         64
 Charges for Premier death
 benefit rider............         118          42        99       114         34         67
                            ----------------------------------------------------------------
Total Expenses............      10,776       3,954     9,340     7,826      2,800      2,808
                            ----------------------------------------------------------------
Net Investment Income ....      11,070      12,169    32,931    25,653     16,396        228
                            ----------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized loss from
 security transactions....      (8,961)     (2,945)   (3,108)     (967)   (14,047)      (190)
 Net unrealized
 appreciation
 (depreciation) on
 investments..............     (75,430)     19,592    36,853       484    (12,136)    24,316
                            ----------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss) on
investments...............     (84,391)     16,647    33,745      (483)   (26,183)    24,126
                            ----------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS................    ($73,321)    $28,816   $66,676   $25,170    ($9,787)   $24,354
                            ----------------------------------------------------------------

(1) Formerly named International Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                           Aggressive Emerging  Diversified   Small-Cap   International              I-Net      Multi-
                             Equity   Markets     Research      Equity      Large-Cap    Equity    Tollkeeper  Strategy
                            Variable  Variable    Variable     Variable     Variable    Variable    Variable   Variable
                            Account   Account   Account (1)  Account (2)  Account (1)   Account   Account (1)  Account
                           --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net Investment Income
 (loss)..................     $4,814  ($1,488)       ($413)      $9,950      ($1,707)    $33,164      ($759)    $26,805
 Net realized loss from
 security transactions...     (8,340) (12,385)        (676)     (30,810)      (7,952)    (14,124)    (1,514)     (2,634)
 Net unrealized
 appreciation
 (depreciation) on
 investments ............    (63,262) (34,422)         936      (42,793)     (27,789)   (228,837)   (36,053)    (26,393)
                           --------------------------------------------------------------------------------------------
Net Decrease in Net
Assets Resulting from
Operations...............    (66,788) (48,295)        (153)     (63,653)     (37,448)   (209,797)   (38,326)     (2,222)
                           --------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums................    122,117   57,970       54,538      136,777      119,985     304,388     55,727      85,669
 Transfers between
 variable accounts, net..     (5,888)   1,253       61,278      110,716      174,690      51,719     74,309     (12,978)
 Transfers--policy
 charges and deductions..     (2,089)  (1,593)        (492)      (1,655)        (939)     (8,101)      (288)     (5,217)
 Transfers--surrenders...    (10,125)  (4,039)      (2,190)      (6,495)      (4,831)    (23,882)    (1,809)    (14,484)
 Transfers--other........         63       65            1          (33)         132          54        284         (11)
                           --------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy Transactions.    104,078   53,656      113,135      239,310      289,037     324,178    128,223      52,979
                           --------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS...................     37,290    5,361      112,982      175,657      251,589     114,381     89,897      50,757
                           --------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year.......    239,857   91,001                    33,465                  514,718                284,637
                           --------------------------------------------------------------------------------------------
 End of Year.............   $277,147  $96,362     $112,982     $209,122     $251,589    $629,099    $89,897    $335,394
                           --------------------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)


                                                                     Equity      Strategic                             Mid-Cap
                                                                     Income        Value     Growth LT    Focused 30    Value
                                                                    Variable     Variable     Variable     Variable    Variable
                                                                    Account     Account (1)   Account     Account (1)  Account
                                                                    -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment Income (loss).....................................    $70,684        ($38)     $273,389        $61         $167
 Net realized loss from security
 transactions.....................................................     (3,115)       (200)      (99,958)      (269)        (500)
 Net unrealized appreciation (depreciation) on investments........   (148,891)       (404)     (724,635)    (6,003)      38,689
                                                                    -----------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations...    (81,322)       (642)     (551,204)    (6,211)      38,356
                                                                    -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums.........................................    306,089       7,614       824,644     10,216       96,803
 Transfers between variable accounts,
 net..............................................................     89,807      24,281       184,393     33,075       98,084
 Transfers--policy charges and
 deductions.......................................................    (11,970)        (10)      (22,972)       (13)      (1,286)
 Transfers--surrenders............................................    (37,665)       (197)      (83,575)      (436)      (5,700)
 Transfers--other.................................................        106           3           682         17          (56)
                                                                    -----------------------------------------------------------
Net Increase in Net Assets Derived from Policy Transactions.......    346,367      31,691       903,172     42,859      187,845
                                                                    -----------------------------------------------------------
NET INCREASE IN NET ASSETS........................................    265,045      31,049       351,968     36,648      226,201
                                                                    -----------------------------------------------------------
NET ASSETS
 Beginning of Year................................................    749,138                 1,503,699                  72,722
                                                                    -----------------------------------------------------------
 End of Year...................................................... $1,014,183     $31,049    $1,855,667    $36,648     $298,923
                                                                    -----------------------------------------------------------
                                                                     Equity    Small-Cap
                                                                     Index       Index      REIT
                                                                    Variable   Variable   Variable
                                                                    Account     Account   Account
                                                                    ------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment Income (loss).....................................     $7,016      $311     $2,600
 Net realized loss from security
 transactions.....................................................     (6,870)   (5,836)      (334)
 Net unrealized appreciation (depreciation) on investments........   (132,815)   (5,390)    15,127
                                                                    ------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations...   (132,669)  (10,915)    17,393
                                                                    ------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums.........................................    382,156    63,784     36,396
 Transfers between variable accounts,
 net..............................................................     98,830    10,008     35,032
 Transfers--policy charges and
 deductions.......................................................    (14,756)   (1,220)      (443)
 Transfers--surrenders............................................    (50,376)   (4,669)    (2,769)
 Transfers--other.................................................        101        13        (12)
                                                                    ------------------------------
Net Increase in Net Assets Derived from Policy Transactions.......    415,955    67,916     68,204
                                                                    ------------------------------
NET INCREASE IN NET ASSETS........................................    283,286    57,001     85,597
                                                                    ------------------------------
NET ASSETS
 Beginning of Year................................................    934,824    81,382     30,490
                                                                    ------------------------------
 End of Year...................................................... $1,218,110  $138,383   $116,087
                                                                    ------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                           International Government Managed    Money    High Yield Large-Cap
                               Value     Securities   Bond     Market     Value      Value
                             Variable     Variable  Variable  Variable   Variable  Variable
                            Account (1)   Account   Account   Account    Account    Account
                           -----------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
 FROM OPERATIONS
 Net Investment Income...     $11,070      $12,169   $32,931   $25,653    $16,396      $228
 Net realized loss from
 security transactions...      (8,961)      (2,945)   (3,108)     (967)   (14,047)     (190)
 Net unrealized
 appreciation
 (depreciation) on
 investments ............     (75,430)      19,592    36,853       484    (12,136)   24,316
                           -----------------------------------------------------------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........     (73,321)      28,816    66,676    25,170     (9,787)   24,354
                           -----------------------------------------------------------------

INCREASE (DECREASE) IN
 NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net
 premiums................     281,881      109,580   192,162   591,373     58,956    97,824
 Transfers between
 variable accounts, net..     (31,605)       6,427   146,999  (347,424)       296    48,904
 Transfers--policy
 charges and deductions..      (7,396)      (4,155)   (9,069)  (18,715)    (2,510)   (1,798)
 Transfers--surrenders...     (35,697)     (14,046)  (31,792)  (57,023)   (10,418)   (7,203)
 Transfers--other........         281          (10)      (17)      (61)        (1)      (66)
                           -----------------------------------------------------------------
Net Increase in Net
 Assets Derived
 from Policy Transactions.    207,464       97,796   298,283   168,150     46,323   137,661
                           -----------------------------------------------------------------
NET INCREASE IN NET
ASSETS...................     134,143      126,612   364,959   193,320     36,536   162,015
                           -----------------------------------------------------------------

NET ASSETS
 Beginning of Year.......     662,352      229,783   503,642   534,463    179,770   128,740
                           -----------------------------------------------------------------
 End of Year.............    $796,495     $356,395  $868,601  $727,783   $216,306  $290,755
                           -----------------------------------------------------------------

(1) Formerly named International Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                          Aggressive Emerging                             Multi-    Equity                 Mid-Cap    Equity
                            Equity   Markets      Small-Cap     Equity   Strategy   Income   Growth LT      Value     Index
                           Variable  Variable  Equity Variable Variable  Variable  Variable   Variable    Variable   Variable
                           Account   Account   Account (1),(2) Account   Account   Account    Account    Account (2) Account
                          ---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss).................     $9,119    ($472)         ($14)     $13,069   $14,047   $33,517     $30,111      ($278)      $879
 Net realized gain
 (loss) from security
 transactions...........     (3,644)  (2,935)            1       (3,885)     (390)   (1,836)     (6,113)      (676)    (1,581)
 Net unrealized
 appreciation
 (depreciation) on
 investments............     34,630   27,733         3,174       97,207    (2,838)   19,213     513,030      1,376    111,570
                          ---------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........     40,105   24,326         3,161      106,391    10,819    50,894     537,028        422    110,868
                          ---------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............     88,790   27,326         7,420      209,295   130,265   324,733     537,255     43,903    395,995
 Transfers between
 variable accounts,
 net (3)................     46,457   15,510        22,936       85,442    31,324   128,567     242,049     29,564    150,918
 Transfers--policy
 charges and deductions.       (771)    (219)                    (1,376)   (1,606)   (3,255)     (3,219)      (172)    (3,777)
 Transfers--
 surrenders (3).........     (5,618)  (2,562)          (69)     (11,369)   (8,668)  (19,180)    (27,135)      (981)   (27,965)
 Transfers--other (3)...         65       (8)           17          100        60        93         202        (14)       320
                          ---------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions.....    128,923   40,047        30,304      282,092   151,375   430,958     749,152     72,300    515,491
                          ---------------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    169,028   64,373        33,465      388,483   162,194   481,852   1,286,180     72,722    626,359
                          ---------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year......     70,829   26,628                    126,235   122,443   267,286     217,519               308,465
                          ---------------------------------------------------------------------------------------------------
 End of Year............   $239,857  $91,001       $33,465     $514,718  $284,637  $749,138  $1,503,699    $72,722   $934,824
                          ---------------------------------------------------------------------------------------------------

(1) Formerly named Growth Variable Account.

(2) Operations commenced on October 1, 1999 for the Small-Cap Equity Variable Account and January 4, 1999 for the Mid-Cap Value Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                           Small-Cap              International Government Managed    Money    High-Yield  Large-Cap
                             Index       REIT         Value     Securities   Bond     Market      Bond       Value
                           Variable    Variable     Variable     Variable  Variable  Variable   Variable   Variable
                          Account (1) Account (1)  Account (2)   Account   Account   Account    Account   Account (1)
                          -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss).................       $755        $790       $9,763       $7,134   $24,100   $11,170    $10,392      ($283)
 Net realized gain
 (loss) from security
 transactions...........       (227)       (115)       7,060         (620)     (985)     (710)    (3,952)      (742)
 Net unrealized
 appreciation
 (depreciation) on
 investments............      9,563      (1,830)      97,859       (9,772)  (32,937)      631     (4,328)     2,756
                          -------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........     10,091      (1,155)     114,682       (3,258)   (9,822)   11,091      2,112      1,731
                          -------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............     41,900      17,118      243,746      108,700   224,863   757,671     75,908     79,473
 Transfers between
 variable accounts,
 net (3)................     30,813      15,156      124,047       79,483   106,706  (321,470)    21,635     50,451
 Transfers--policy
 charges and deductions.       (335)       (175)      (2,253)      (2,267)   (3,390)   (2,704)    (1,376)      (496)
 Transfers--
 surrenders (3).........     (1,087)       (462)     (18,160)      (6,451)  (17,376)  (75,579)    (6,924)    (2,404)
 Transfers--other (3)...                      8           64          (21)        6       (33)         2        (15)
                          -------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions.....     71,291      31,645      347,444      179,444   310,809   357,885     89,245    127,009
                          -------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................     81,382      30,490      462,126      176,186   300,987   368,976     91,357    128,740
                          -------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year......                             200,226       53,597   202,655   165,487     88,413
                          -------------------------------------------------------------------------------------------
 End of Year............    $81,382     $30,490     $662,352     $229,783  $503,642  $534,463   $179,770   $128,740
                          -------------------------------------------------------------------------------------------

(1) Operations commenced on January 4, 1999.

(2) Formerly named International Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

                              SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

 The Separate Account A (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of twenty-two subaccounts called Variable Accounts: the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity (formerly Growth), International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value (formerly International), Government Securities, Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts as of December 31, 2000. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections B through E of this report and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission five new Variable Accounts during 2000: The Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts. The Diversified Research, and International Large-Cap Variable Accounts commenced operations on January 3, 2000, the I-Net Tollkeeper Variable Account commenced operations on May 1, 2000, and the Strategic Value and Focused 30 Variable Accounts commenced operations on October 2, 2000.

 On September 22, 2000, the net assets of the Fund's Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Fund's Managed Bond Portfolio in exchange for shares of the Managed Bond Portfolio (the "reorganization"). In connection with the reorganization, a total of 8,935,784 outstanding accumulation units (valued at $105,092,244) of the Bond and Income Variable Account were exchanged for 8,571,349 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contracts").

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates

 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. CHARGES AND EXPENSES

 Contracts funded by the Separate Account currently being sold include the Pacific Portfolios, Pacific One, Pacific Value, and Pacific Innovations. Pacific Value and Pacific Innovations Contracts have three different death benefit options: the Standard Death Benefit, the Stepped-Up Death Benefit Rider, and the Premier Death Benefit Rider. These death benefit riders are not available to owners of Pacific Portfolios and Pacific One Contracts. Pacific Life charges the Separate Account daily for mortality and expense (M&E) risks assumed, administrative costs incurred in operating the Separate Account and issuing and administering the Contracts, and additional death benefit rider charges for Pacific Value and Pacific Innovations Contract Owners who purchased the Stepped-Up Death Benefit Rider or the Premier Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account:

                                          With Stepped- With Premier
                              Standard      Up Death    Death Benefit
                            Death Benefit Benefit Rider     Rider
---------------------------------------------------------------------
M&E Risk Charge                 1.25%         1.25%         1.25%
Administrative Fee              0.15%         0.15%         0.15%
Death Benefit Rider Charge       None         0.20%         0.35%
                                -----         -----         -----
Total Annual Expenses           1.40%         1.60%         1.75%
                                -----         -----         -----

 Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

                               SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. SELECTED ACCUMULATION UNIT ** INFORMATION

 Selected accumulation unit value (AUV) and unit information as of December 31, 2000 were as follows:

                            ---------------------------------------------------------------
                                         Contracts with Standard Death Benefit
                            ---------------------------------------------------------------
                                               Number of Units Outstanding at End of Year
                               AUV            ---------------------------------------------
                               at     AUV at  Pacific Portfolios                  Pacific
                            Beginning End of   and Pacific One   Pacific Value  Innovations
     Variable Accounts       of Year   Year      Contracts        Contracts   Contracts (1)
-------------------------------------------------------------------------------------------
  Aggressive Equity          $15.31   $11.92         12,691,264     5,506,587       318,263
-------------------------------------------------------------------------------------------
  Emerging Markets            10.14     6.43          8,225,853     3,834,732       260,387
-------------------------------------------------------------------------------------------
  Diversified Research (2)    10.00    10.87          4,671,588     2,697,677       476,150
-------------------------------------------------------------------------------------------
  Small-Cap Equity (3)        23.01    17.60          5,207,769     3,652,131       287,957
-------------------------------------------------------------------------------------------
  International Large-
   Cap (2)                    10.00     7.74         16,119,405     9,139,660     1,202,801
-------------------------------------------------------------------------------------------
  Equity                      25.76    19.01         17,310,865     7,943,338       484,381
-------------------------------------------------------------------------------------------
  I-Net Tollkeeper (2)        10.00     6.72          5,473,395     3,810,245       635,944
-------------------------------------------------------------------------------------------
  Multi-Strategy              16.01    15.91         12,843,499     4,506,772       249,340
-------------------------------------------------------------------------------------------
  Equity Income               20.22    18.60         32,058,370    12,635,698       724,450
-------------------------------------------------------------------------------------------
  Strategic Value (2)         10.00     9.75          1,347,212     1,046,005        90,168
-------------------------------------------------------------------------------------------
  Growth LT                   38.74    29.92         32,677,987    15,484,166       750,217
-------------------------------------------------------------------------------------------
  Focused 30 (2)              10.00     8.23          1,969,500     1,486,324       164,442
-------------------------------------------------------------------------------------------
  Mid-Cap Value               10.38    12.78         11,314,553     6,889,136       470,899
-------------------------------------------------------------------------------------------
  Equity Index                23.64    21.14         34,504,075    13,170,374       906,008
-------------------------------------------------------------------------------------------
  Small-Cap Index             11.77    11.19          5,321,131     3,968,742       150,579
-------------------------------------------------------------------------------------------
  REIT                         9.86    12.91          4,442,265     2,890,090       181,524
-------------------------------------------------------------------------------------------
  International Value (3)     16.10    14.06         34,358,474    13,336,011       830,900
-------------------------------------------------------------------------------------------
  Government Securities       11.41    12.58         17,179,920     7,082,658       513,300
-------------------------------------------------------------------------------------------
  Managed Bond                11.60    12.76         42,510,009    15,674,614       931,407
-------------------------------------------------------------------------------------------
  Money Market                11.55    12.10         33,992,524    15,960,375     1,048,076
-------------------------------------------------------------------------------------------
  High Yield Bond             12.13    11.52         11,695,713     4,378,297       197,365
-------------------------------------------------------------------------------------------
  Large-Cap Value             10.99    12.49          9,783,552     7,201,201       370,388
-------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                            Contracts with Stepped-Up Death Benefit Rider   Contracts with Premier Death Benefit Rider
                            -------------------------------------------------------------------------------------------
                                                    Number of Units                              Number of Units
                                               Outstanding at End of Year                   Outstanding at End of Year
                                               --------------------------                  ----------------------------
                             AUV at    AUV at                  Pacific     AUV at   AUV at                 Pacific
                            Beginning  End of  Pacific Value Innovations  Beginning End of Pacific Value  Innovations
     Variable Accounts       of Year    Year     Contracts   Contract (1)  of Year   Year    Contracts    Contracts (1)
-----------------------------------------------------------------------------------------------------------------------
  Aggressive Equity            $15.28 $11.87     2,883,613      115,708    $15.26 $11.84     1,704,220      53,534
-----------------------------------------------------------------------------------------------------------------------
  Emerging Markets              10.12   6.41     1,437,164       77,814     10.11   6.39     1,133,839      25,872
-----------------------------------------------------------------------------------------------------------------------
  Diversified Research (2)      10.00  10.85     1,663,447      122,599     10.00  10.83       676,670      93,630
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity (3)          22.96  17.53     1,608,894       82,118     22.93  17.48       996,290      57,867
-----------------------------------------------------------------------------------------------------------------------
  International Large-
   Cap (2)                      10.00   7.72     3,614,807      298,948     10.00   7.71     1,926,177     218,938
-----------------------------------------------------------------------------------------------------------------------
  Equity                        25.71  18.93     4,671,401      138,451     25.67  18.88     2,483,687     101,438
-----------------------------------------------------------------------------------------------------------------------
  I-Net Tollkeeper (2)          10.00   6.71     1,710,893      193,330     10.00   6.70     1,473,524      87,487
-----------------------------------------------------------------------------------------------------------------------
  Multi-Strategy                15.98  15.84     2,264,210       47,958     15.95  15.80     1,152,716      38,460
-----------------------------------------------------------------------------------------------------------------------
  Equity Income                 20.18  18.53     5,713,370      202,050     20.15  18.47     3,092,481     142,904
-----------------------------------------------------------------------------------------------------------------------
  Strategic Value (2)           10.00   9.74       451,343       10,501     10.00   9.74       228,418      12,289
-----------------------------------------------------------------------------------------------------------------------
  Growth LT                     38.67  29.80     8,239,366      193,399     38.61  29.71     4,631,251     120,735
-----------------------------------------------------------------------------------------------------------------------
  Focused 30 (2)                10.00   8.23       526,664       32,984     10.00   8.22       262,897       9,916
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Value                 10.36  12.73     2,853,323      128,673     10.34  12.69     1,670,954      82,254
-----------------------------------------------------------------------------------------------------------------------
  Equity Index                  23.59  21.06     5,618,308      162,962     23.56  21.00     3,195,700      96,281
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Index               11.75  11.14     1,680,805       29,233     11.73  11.11     1,210,183      22,881
-----------------------------------------------------------------------------------------------------------------------
  REIT                           9.84  12.86       882,126       64,951      9.83  12.82       509,910      27,672
-----------------------------------------------------------------------------------------------------------------------
  International Value (3)       16.06  14.01     4,912,911      195,764     16.04  13.97     2,939,033     106,837
-----------------------------------------------------------------------------------------------------------------------
  Government Securities         11.38  12.53     2,123,845       79,227     11.37  12.49     1,307,061      58,293
-----------------------------------------------------------------------------------------------------------------------
  Managed Bond                  11.58  12.71     5,497,101      170,784     11.56  12.67     3,232,537     107,675
-----------------------------------------------------------------------------------------------------------------------
  Money Market                  11.53  12.05     5,484,028      181,360     11.51  12.01     3,418,422     130,783
-----------------------------------------------------------------------------------------------------------------------
  High Yield Bond               12.10  11.47     1,467,951       34,971     12.09  11.44       982,197      38,549
-----------------------------------------------------------------------------------------------------------------------
  Large-Cap Value               10.97  12.44     3,648,906      102,960     10.95  12.41     2,139,315      54,494
-----------------------------------------------------------------------------------------------------------------------

** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.

(1) Pacific Innovations Contracts commenced operations on May 2, 2000.

(2) Operations commenced during 2000 (See Note 1 to Financial Statements).

(3) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                              SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS (Continued)

4. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

 The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk, administrative charges, and additional death benefit rider charges, if any (M&E). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of December 31, 2000 were as follows (amounts in thousands):

                                                      Variable Accounts
                           ---------------------------------------------------------------------------
                           Aggressive    Emerging   Diversified  Small-Cap  International
                             Equity      Markets    Research (1) Equity (2) Large-Cap (1)    Equity
                           ---------------------------------------------------------------------------
Total cost of
investments at
beginning of year           $197,971       $69,668                 $30,293                  $400,521
Add: Total net proceeds
from policy and M&E
transactions                 370,032       217,037     $124,763    403,833     $346,000      458,405
  Reinvested
  distributions from
  the Funds:
  (a) Net investment
      income                                    53          292      1,165          216           38
  (b) Net realized gain        8,689                                11,054                    42,505
                           ---------------------------------------------------------------------------
            Sub-Total        576,692       286,758      125,055    446,345      346,216      901,469
Less: Cost of
investments disposed
during the year              278,167       177,307       13,004    197,592       66,824      157,723
                           ---------------------------------------------------------------------------
Total cost of
investments at
end of year                  298,525       109,451      112,051    248,753      279,392      743,746
Add: Unrealized
appreciation
(depreciation)               (21,359)      (13,083)         937    (39,618)     (27,789)    (114,609)
                           ---------------------------------------------------------------------------
Total market value of
investments at end of
year                        $277,166       $96,368     $112,988   $209,135     $251,603     $629,137
                           ---------------------------------------------------------------------------

                             I-Net        Multi-       Equity    Strategic     Growth       Focused
                         Tollkeeper (1)  Strategy      Income    Value (1)       LT             30 (1)
                         -----------------------------------------------------------------------------
Total cost of
investments at
beginning of year                         $279,676     $704,281                $933,707
Add: Total net proceeds
from policy and M&E
transactions                $133,782        77,767      354,250    $34,797    1,310,667      $45,154
  Reinvested
  distributions from
  the Funds:
  (a) Net investment
      income                                 8,360        8,073         53       10,777          167
  (b) Net realized gain                     22,923       75,753                 291,114
                         -----------------------------------------------------------------------------
            Sub-Total        133,782       388,726    1,142,357     34,850    2,546,265       45,321
Less: Cost of
investments disposed
during the year                7,827        31,897       24,126      3,396      535,931        2,668
                         -----------------------------------------------------------------------------
Total cost of
investments at
end of year                  125,955       356,829    1,118,231     31,454    2,010,334       42,653
Add: Unrealized
depreciation                 (36,054)      (21,416)    (103,992)      (403)    (154,558)      (6,003)
                         -----------------------------------------------------------------------------
Total market value of
investments at end of
year                         $89,901      $335,413   $1,014,239    $31,051   $1,855,776      $36,650
                         -----------------------------------------------------------------------------

                            Mid-Cap       Equity     Small-Cap              International  Government
                             Value        Index        Index        REIT      Value (2)    Securities
                         ----------------------------------------------------------------------------
Total cost of
investments at
beginning of year            $71,352      $774,858      $71,823    $32,322     $544,366     $238,650
Add: Total net proceeds
from policy and M&E
transactions                 201,029       503,690      130,467     77,170    3,671,921      144,161
  Reinvested
  distributions from
  the Funds:
  (a) Net investment
      income                     930        10,986        1,465      3,509        1,264       16,123
  (b) Net realized gain        1,507        12,241          607         32       20,582
                         ----------------------------------------------------------------------------
            Sub-Total        274,818     1,301,775      204,362    113,033    4,238,133      398,934
Less: Cost of
investments disposed
during the year               15,943       110,799       70,145     10,236    3,484,201       53,257
                         ----------------------------------------------------------------------------
Total cost of
investments at
end of year                  258,875     1,190,976      134,217    102,797      753,932      345,677
Add: Unrealized
appreciation                  40,066        27,203        4,174     13,296       42,601       10,737
                         ----------------------------------------------------------------------------
Total market value of
investments at end of
year                        $298,941    $1,218,179     $138,391   $116,093     $796,533     $356,414
                         ----------------------------------------------------------------------------

                          Managed        Money      High Yield  Large-Cap
                            Bond         Market        Bond       Value
                          ------------------------------------------------
Total cost of
investments at
beginning of year           $532,806      $534,027     $187,530   $125,990
Add: Total net proceeds
from policy and M&E
transactions                 326,640     5,135,215      158,941    214,849
  Reinvested
  distributions from
  the Funds:
  (a) Net investment
      income                  42,271        33,479       19,196      2,033
  (b) Net realized gain                                              1,003
                          ------------------------------------------------
            Sub-Total        901,717     5,702,721      365,667    343,875
Less: Cost of
investments disposed
during the year               40,771     4,975,836      129,461     80,177
                          ------------------------------------------------
Total cost of
investments at
end of year                  860,946       726,885      236,206    263,698
Add: Unrealized
appreciation
(depreciation)                 7,717           936      (19,886)    27,072
                          ------------------------------------------------
Total market value of
investments at end of
year                        $868,663      $727,821     $216,320   $290,770
                          ------------------------------------------------

--------------------
(1) Operations commenced during 2000 (See Note 1 to Financial Statements).

(2) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                              SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. DIVIDENDS

 During 2000, the Fund declared dividends for each portfolio, except for the I-Net Tollkeeper Portfolio, invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

6. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account
                            ----------------------

Annual Reports
as of December 31, 2000

 .  Pacific Select Fund

 .  Pacific Select Variable Annuity
   Separate Account of
   Pacific Life Insurance Company

 .  Separate Account A of
   Pacific Life Insurance Company


Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401


                                          Pacific Life Insurance Company
                                          Annuities Division
                                          P.O. Box 7187
                                          Pasadena, California 91109-7187

                                          ADDRESS CORRECTION REQUESTED

Form No. 302-1A